UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5867

                       Oppenheimer Pennsylvania Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                              (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


             Registrant's telephone number, including area code: (303) 768-3200
                                                                 --------------

             Date of fiscal year end: July 31

             Date of reporting period:  August 1, 2003 - January 31, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  January 31, 2004 / Unaudited
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                      MARKET VALUE
   AMOUNT                                                                            COUPON         MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
 MUNICIPAL BONDS AND NOTES--103.4%
------------------------------------------------------------------------------------------------------------------------------
 PENNSYLVANIA--70.3%
$    50,000   Allegheny County HDA (Health Center Devel., Inc.)                       6.300%      09/01/2013      $    50,685
------------------------------------------------------------------------------------------------------------------------------
  1,500,000   Allegheny County HDA (The Covenant at South Hills)                      8.625       02/01/2021        1,557,405
------------------------------------------------------------------------------------------------------------------------------
    180,000   Allegheny County HDA (The Covenant at South Hills)                      8.750       02/01/2031          186,563
------------------------------------------------------------------------------------------------------------------------------
    350,000   Allegheny County HDA RITES a                                           21.765 f     11/15/2030          599,606
------------------------------------------------------------------------------------------------------------------------------
  1,900,000   Allegheny County HDA RITES a                                           21.765 f     11/15/2030        3,255,004
------------------------------------------------------------------------------------------------------------------------------
  2,000,000   Allegheny County HEBA (Chatham College)                                 5.750       11/15/2028        2,062,700
------------------------------------------------------------------------------------------------------------------------------
  6,925,000   Allegheny County HEBA (Chatham College)                                 5.750       11/15/2035        7,117,100
------------------------------------------------------------------------------------------------------------------------------
  1,000,000   Allegheny County HEBA (Chatham College)                                 5.850       03/01/2022        1,037,930
------------------------------------------------------------------------------------------------------------------------------
  1,000,000   Allegheny County HEBA (Chatham College)                                 5.950       03/01/2032        1,030,250
------------------------------------------------------------------------------------------------------------------------------
     20,000   Allegheny County HEBA (Robert Morris College)                           6.200       02/15/2010           21,145
------------------------------------------------------------------------------------------------------------------------------
  2,110,000   Allegheny County HEBA (Robert Morris College)                           6.250       02/15/2026        2,159,311
------------------------------------------------------------------------------------------------------------------------------
  1,775,000   Allegheny County IDA
              (Airport Special Facilities/U S Airways) a,d                            0.000       03/01/2021          601,281
------------------------------------------------------------------------------------------------------------------------------
     15,000   Allegheny County IDA (Kroger Company)                                   8.500       05/01/2010           15,050
------------------------------------------------------------------------------------------------------------------------------
  1,145,000   Allegheny County IDA (Residential Resources)                            5.700       09/01/2012        1,131,947
------------------------------------------------------------------------------------------------------------------------------
    905,000   Allegheny County IDA (Residential Resources)                            6.600       09/01/2031          874,882
------------------------------------------------------------------------------------------------------------------------------
    315,000   Allegheny County IDA (USX Corp.)                                        5.500       12/01/2029          316,534
------------------------------------------------------------------------------------------------------------------------------
    115,000   Allegheny County IDA (USX Corp.)                                        5.600       09/01/2030          115,996
------------------------------------------------------------------------------------------------------------------------------
    700,000   Allegheny County IDA (USX Corp.)                                        6.000       01/15/2014          743,442
------------------------------------------------------------------------------------------------------------------------------
    105,000   Allegheny County IDA (USX Corp.)                                        6.100       01/15/2018          110,381
------------------------------------------------------------------------------------------------------------------------------
     10,000   Allegheny County IDA (USX Corp.)                                        6.100       07/15/2020           10,486
------------------------------------------------------------------------------------------------------------------------------
  1,475,000   Allegheny County IDA (USX Corp.)                                        6.700       12/01/2020        1,526,802
------------------------------------------------------------------------------------------------------------------------------
      5,000   Allegheny County Residential Finance Authority                          5.625       11/01/2023            5,065
------------------------------------------------------------------------------------------------------------------------------
     25,000   Allegheny County Residential Finance Authority                          6.250       11/01/2016           26,348
------------------------------------------------------------------------------------------------------------------------------
     15,000   Allegheny County Residential Finance Authority                          6.600       11/01/2014           15,197
------------------------------------------------------------------------------------------------------------------------------
  7,000,000   Allegheny County Residential Finance Authority                          7.000       11/01/2017        7,357,350
------------------------------------------------------------------------------------------------------------------------------
     85,000   Allegheny County Residential Finance Authority                          7.100       05/01/2024           85,948
------------------------------------------------------------------------------------------------------------------------------
    420,000   Allegheny County HDA
              (West Penn Allegheny Health System)                                     9.250       11/15/2015          455,116
------------------------------------------------------------------------------------------------------------------------------
  1,100,000   Allegheny County HDA
              (West Penn Allegheny Health System)                                     9.250       11/15/2022        1,191,971
------------------------------------------------------------------------------------------------------------------------------
 12,640,000   Allegheny County HDA
              (West Penn Allegheny Health System)                                     9.250       11/15/2030       13,696,830
------------------------------------------------------------------------------------------------------------------------------
  8,955,000   Beaver County IDA
              (Cleveland Electric Illuminating Company)                               7.625       05/01/2025        9,620,267
------------------------------------------------------------------------------------------------------------------------------
  2,100,000   Beaver County IDA
              (Cleveland Electric Illuminating Company)                               7.750       07/15/2025        2,278,143
------------------------------------------------------------------------------------------------------------------------------
     65,000   Beaver County IDA (J. Ray McDermott & Company)                          6.800       02/01/2009           49,050
------------------------------------------------------------------------------------------------------------------------------
    570,000   Beaver County IDA (Ohio Edison Company)                                 5.450       09/15/2033          582,740
------------------------------------------------------------------------------------------------------------------------------
    170,000   Beaver County IDA (St. Joe Minerals Corp.)                              6.000       05/01/2007          170,360


9 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                      MARKET VALUE
   AMOUNT                                                                             COUPON       MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$7,525,000   Beaver County IDA (Toledo Edison Company)                                7.625%      05/01/2020     $  8,084,032
------------------------------------------------------------------------------------------------------------------------------
 2,100,000   Beaver County IDA (Toledo Edison Company)                                7.750       05/01/2020        2,293,410
------------------------------------------------------------------------------------------------------------------------------
    30,000   Beaver County IDA (Toledo Edison Company)                                7.750       05/01/2020           32,926
------------------------------------------------------------------------------------------------------------------------------
    15,000   Bedford County IDA (Brown Group)                                         7.120       02/01/2009           14,985
------------------------------------------------------------------------------------------------------------------------------
   750,000   Blair County IDA (Village of PA State)                                   6.900       01/01/2022          763,403
------------------------------------------------------------------------------------------------------------------------------
 2,540,000   Blair County IDA (Village of PA State)                                   7.000       01/01/2034        2,585,364
------------------------------------------------------------------------------------------------------------------------------
    20,000   Bradford County IDA (International Paper Company)                        5.900       12/01/2019           20,814
------------------------------------------------------------------------------------------------------------------------------
   110,000   Bradford County IDA (International Paper Company)                        6.600       03/01/2019          115,578
------------------------------------------------------------------------------------------------------------------------------
   800,000   Bucks County IDA (Chandler Hall Health Care Facility)                    6.300       05/01/2029          746,568
------------------------------------------------------------------------------------------------------------------------------
 1,000,000   Bucks County IDA (Pennswood Village)                                     6.000       10/01/2027        1,035,880
------------------------------------------------------------------------------------------------------------------------------
   330,000   Bucks County IDA (USX Corp.)                                             5.600       03/01/2033          332,010
------------------------------------------------------------------------------------------------------------------------------
 2,000,000   Bucks County IDA RITES a                                                17.885 f     09/01/2032        2,464,280
------------------------------------------------------------------------------------------------------------------------------
   480,000   Butler County IDA (Greenview Gardens Apartments)                         6.000       07/01/2023          469,747
------------------------------------------------------------------------------------------------------------------------------
   880,000   Butler County IDA (Greenview Gardens Apartments)                         6.250       07/01/2033          858,000
------------------------------------------------------------------------------------------------------------------------------
   580,000   Butler County IDA (Witco Corp.)                                          5.850       12/01/2023          518,909
------------------------------------------------------------------------------------------------------------------------------
    10,000   Cambria County IDA (PA Electric Company)                                 6.050       11/01/2025           10,823
------------------------------------------------------------------------------------------------------------------------------
    95,000   Chester County H&EFA (Devereaux Foundation)                              6.000       11/01/2019          100,968
------------------------------------------------------------------------------------------------------------------------------
    30,000   Chester County H&EFA (Immaculata College)                                5.600       10/15/2018           30,801
------------------------------------------------------------------------------------------------------------------------------
 7,500,000   Chester County H&EFA (Jenners Pond)                                      7.625       07/01/2034        7,522,800
------------------------------------------------------------------------------------------------------------------------------
   750,000   Crawford County HA
             (Wesbury United Methodist Community)                                     6.125       08/15/2019          737,160
------------------------------------------------------------------------------------------------------------------------------
   100,000   Cumberland County Municipal Authority
             (Presbyterian Homes)                                                     6.000       12/01/2017          101,510
------------------------------------------------------------------------------------------------------------------------------
   135,000   Cumberland County Municipal Authority
             (Presbyterian Homes)                                                     6.000       12/01/2026          138,141
------------------------------------------------------------------------------------------------------------------------------
 6,000,000   Cumberland County Municipal Authority
             (Wesley Affiliated Services)                                             7.250       01/01/2035        5,984,760
------------------------------------------------------------------------------------------------------------------------------
    95,000   Dauphin County IDA
             (Jersey Central Power & Light Company)                                   7.125       01/01/2009           95,405
------------------------------------------------------------------------------------------------------------------------------
    10,000   Delaware County Authority
             (Crozer-Chester Medical Center)                                          5.300       12/15/2020           10,223
------------------------------------------------------------------------------------------------------------------------------
    55,000   Delaware County Authority (Elwyn, Inc.)                                  5.500       06/01/2020           59,572
------------------------------------------------------------------------------------------------------------------------------
    15,000   Delaware County Authority
             (MHSSPA/MAS/MHH/MHP/MCMCSPA Obligated Group)                             5.375       11/15/2023           16,045
------------------------------------------------------------------------------------------------------------------------------
 2,500,000   Delaware County Authority (Neumann College)                              6.000       10/01/2031        2,565,350
------------------------------------------------------------------------------------------------------------------------------
   750,000   Delaware County Authority (White Horse Village)                          7.625       07/01/2030          781,935
------------------------------------------------------------------------------------------------------------------------------
    10,000   Delaware County IDA (American Ref-Fuel Company)                          6.200       07/01/2019           10,379
------------------------------------------------------------------------------------------------------------------------------
   100,000   Erie County HA (St. Mary's Home of Erie)                                 6.000       08/15/2029          109,986
------------------------------------------------------------------------------------------------------------------------------
     5,000   Erie HEBA (Gannon University)                                            8.370       06/01/2008            5,153
------------------------------------------------------------------------------------------------------------------------------
    40,000   Erie HEBA (Mercyhurst College)                                           5.750       03/15/2013           40,759
------------------------------------------------------------------------------------------------------------------------------
 2,020,000   Erie HEBA (Mercyhurst College)                                           5.750       03/15/2020        2,034,867

10 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

  PRINCIPAL                                                                                                      MARKET VALUE
   AMOUNT                                                                             COUPON       MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$   35,000   Erie HEBA (Mercyhurst College)                                           5.750%      03/15/2020       $   35,813
------------------------------------------------------------------------------------------------------------------------------
    25,000   Erie HEBA (Mercyhurst College)                                           5.750       03/15/2023           25,125
------------------------------------------------------------------------------------------------------------------------------
    10,000   Exeter Township Sewer Authority                                          6.500       04/01/2008           10,053
------------------------------------------------------------------------------------------------------------------------------
    60,000   Ferndale Area School District GO                                         6.750       07/15/2009           60,244
------------------------------------------------------------------------------------------------------------------------------
 2,250,000   Indiana County IDA Pollution Control (PSEG Power LLC)                    5.850       06/01/2027        2,278,688
------------------------------------------------------------------------------------------------------------------------------
   250,000   Jeannette Health Services Authority
             (Jeannette District Memorial Hospital)                                   6.000       11/01/2018          231,700
------------------------------------------------------------------------------------------------------------------------------
 1,650,000   Lancaster County IDA (Garden Spot Village)                               7.625       05/01/2031        1,702,701
------------------------------------------------------------------------------------------------------------------------------
 5,000,000   Lawrence County IDA (Shenango Presbyterian Center)                       7.500       11/15/2031        4,769,950
------------------------------------------------------------------------------------------------------------------------------
   450,000   Lebanon County Health Facilities Authority
             (Pleasant View Retirement Community)                                     6.625       12/15/2029          443,439
------------------------------------------------------------------------------------------------------------------------------
 1,000,000   Lehigh County GPA (Bible Fellowship Church Home)                         6.000       12/15/2023          930,040
------------------------------------------------------------------------------------------------------------------------------
 1,000,000   Lehigh County GPA (Bible Fellowship Church Home)                         7.625       11/01/2021        1,072,710
------------------------------------------------------------------------------------------------------------------------------
   750,000   Lehigh County GPA (Bible Fellowship Church Home)                         7.750       11/01/2033          802,838
------------------------------------------------------------------------------------------------------------------------------
   155,000   Lehigh County GPA (Cedar Crest College)                                  6.600       04/01/2010          157,945
------------------------------------------------------------------------------------------------------------------------------
    70,000   Lehigh County GPA (Cedar Crest College)                                  6.650       04/01/2017           73,365
------------------------------------------------------------------------------------------------------------------------------
    60,000   Lehigh County GPA (Cedar Crest College)                                  6.700       04/01/2026           62,446
------------------------------------------------------------------------------------------------------------------------------
    50,000   Lehigh County GPA (Kidspeace Obligated Group)                            5.800       11/01/2012           50,294
------------------------------------------------------------------------------------------------------------------------------
 7,985,000   Lehigh County GPA (Kidspeace Obligated Group)                            6.000       11/01/2018        7,951,703
------------------------------------------------------------------------------------------------------------------------------
 1,000,000   Lehigh County GPA (Kidspeace Obligated Group)                            6.000       11/01/2023          979,290
------------------------------------------------------------------------------------------------------------------------------
   920,000   Lehigh County IDA (PA Power & Light Company)                             5.500       02/15/2027          940,663
------------------------------------------------------------------------------------------------------------------------------
    70,000   Lehigh County IDA (PA Power & Light Company)                             6.150       08/01/2029           75,881
------------------------------------------------------------------------------------------------------------------------------
    95,000   Lehigh County IDA (PA Power & Light Company)                             6.400       09/01/2029           99,529
------------------------------------------------------------------------------------------------------------------------------
    70,000   Lehigh Northampton Airport Authority
             (Allentown-Bethlehem International Airport)                              5.600       01/01/2023           71,569
------------------------------------------------------------------------------------------------------------------------------
    10,000   Luzerne County IDA (PA Gas & Water Company)                              6.050       01/01/2019           10,209
------------------------------------------------------------------------------------------------------------------------------
    45,000   McKean County Hospital Authority (Bradford Hospital)                     6.100       10/01/2020           46,926
------------------------------------------------------------------------------------------------------------------------------
     5,000   McKean County IDA (Kmart Corp.) a                                        6.875       04/01/2004            2,975
------------------------------------------------------------------------------------------------------------------------------
 1,250,000   Monroe County Hospital Authority
             (Pocono Health System)                                                   6.000       01/01/2043        1,293,175
------------------------------------------------------------------------------------------------------------------------------
   700,000   Montgomery County HEHA
             (Philadelphia Geriatric Center)                                          7.375       12/01/2030          692,559
------------------------------------------------------------------------------------------------------------------------------
    50,000   Montgomery County HEHA
             (Temple Continuing Care Center) d                                        6.625       07/01/2019           10,037
------------------------------------------------------------------------------------------------------------------------------
 3,150,000   Montgomery County HEHA
             (Temple Continuing Care Center) d                                        6.750       07/01/2029          631,071
------------------------------------------------------------------------------------------------------------------------------
    20,000   Montgomery County HEHA (Waverly Heights)                                 6.000       01/01/2008           20,014
------------------------------------------------------------------------------------------------------------------------------
 3,345,000   Montgomery County IDA (ACTS/BPE Obligated Group)                         5.875       11/15/2022        3,398,988
------------------------------------------------------------------------------------------------------------------------------
 1,750,000   Montgomery County IDA (Meadowood Corp.)                                  6.250       12/01/2017        1,640,555
------------------------------------------------------------------------------------------------------------------------------
 3,840,000   Montgomery County IDA (Wordsworth Academy)                               8.000       09/01/2024        3,820,416
------------------------------------------------------------------------------------------------------------------------------
   110,000   New Morgan IDA (Browning-Ferris Industries)                              6.500       04/01/2019          105,045

11 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                      MARKET VALUE
   AMOUNT                                                                             COUPON       MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$   810,000   North Penn HHEA (Maple Village)                                         7.800%      10/01/2024      $   805,756
------------------------------------------------------------------------------------------------------------------------------
  1,205,000   North Penn HHEA (Maple Village)                                         8.000       10/01/2032        1,196,746
------------------------------------------------------------------------------------------------------------------------------
     10,000   Northampton County Higher Education Authority
              (Moravian College)                                                      6.200       07/01/2019           10,387
------------------------------------------------------------------------------------------------------------------------------
     50,000   Northampton County IDA
              (Metropolitan Edison Company)                                           6.100       07/15/2021           53,794
------------------------------------------------------------------------------------------------------------------------------
     80,000   Northeastern PA HEA (Wilkes University)                                 5.625       10/01/2018           82,277
------------------------------------------------------------------------------------------------------------------------------
  4,000,000   Northumberland County IDA (NHS Youth Services)                          7.750       02/15/2029        3,921,480
------------------------------------------------------------------------------------------------------------------------------
  2,000,000   Ontelaunee Township Municipal Authority                                 6.250       11/15/2032        1,980,000
------------------------------------------------------------------------------------------------------------------------------
     10,000   PA Convention Center Authority, Series A                                6.750       09/01/2019           10,461
------------------------------------------------------------------------------------------------------------------------------
  1,400,000   PA Convention Center Authority, Series A                                6.750       09/01/2019        1,472,548
------------------------------------------------------------------------------------------------------------------------------
  2,450,000   PA Convention Center Authority, Series A                                6.750       09/01/2019        2,576,959
------------------------------------------------------------------------------------------------------------------------------
  8,000,000   PA EDFA (30th St. Garage)                                               5.875       06/01/2033        8,436,720
------------------------------------------------------------------------------------------------------------------------------
  2,000,000   PA EDFA (Colver)                                                        7.050       12/01/2010        2,087,980
------------------------------------------------------------------------------------------------------------------------------
  1,500,000   PA EDFA (Colver)                                                        7.125       12/01/2015        1,562,565
------------------------------------------------------------------------------------------------------------------------------
  6,000,000   PA EDFA (Colver)                                                        7.150       12/01/2018        6,246,420
------------------------------------------------------------------------------------------------------------------------------
 13,700,000   PA EDFA (National Gypsum Company)                                       6.125       11/02/2027       13,940,572
------------------------------------------------------------------------------------------------------------------------------
  5,000,000   PA EDFA (National Gypsum Company)                                       6.250       11/01/2027        5,128,500
------------------------------------------------------------------------------------------------------------------------------
  4,500,000   PA EDFA (Northampton Generating)                                        6.400       01/01/2009        4,595,175
------------------------------------------------------------------------------------------------------------------------------
  4,950,000   PA EDFA (Northampton Generating)                                        6.500       01/01/2013        5,037,813
------------------------------------------------------------------------------------------------------------------------------
  4,500,000   PA EDFA (Northampton Generating)                                        6.600       01/01/2019        4,563,000
------------------------------------------------------------------------------------------------------------------------------
  3,000,000   PA EDFA (Northwestern Human Services)                                   5.250       06/01/2028        2,181,450
------------------------------------------------------------------------------------------------------------------------------
 15,660,000   PA EDFA (Sun Company)                                                   7.600       12/01/2024       16,644,074
------------------------------------------------------------------------------------------------------------------------------
  1,500,000   PA HEFA (CA University of PA Student Association)                       6.750       09/01/2020        1,597,815
------------------------------------------------------------------------------------------------------------------------------
    110,000   PA HEFA (CA University of PA Student Association)                       6.750       09/01/2032          114,747
------------------------------------------------------------------------------------------------------------------------------
     30,000   PA HEFA (CA University of PA Student Association)                       6.800       09/01/2025           31,518
------------------------------------------------------------------------------------------------------------------------------
    515,000   PA HEFA (College of Science & Agriculture)                              5.250       04/15/2018          510,128
------------------------------------------------------------------------------------------------------------------------------
  2,250,000   PA HEFA (College of Science & Agriculture)                              5.350       04/15/2028        2,110,343
------------------------------------------------------------------------------------------------------------------------------
  1,460,000   PA HEFA
              (Delaware Valley College of Science and Agriculture)                    5.650       04/15/2025        1,459,328
------------------------------------------------------------------------------------------------------------------------------
  3,210,000   PA HEFA
              (Delaware Valley College of Science and Agriculture)                    5.800       04/15/2030        3,226,853
------------------------------------------------------------------------------------------------------------------------------
  3,385,000   PA HEFA
              (Delaware Valley College of Science and Agriculture)                    5.800       04/15/2033        3,384,188
------------------------------------------------------------------------------------------------------------------------------
  1,800,000   PA HEFA (Geneva College)                                                5.375       04/01/2023        1,789,218
------------------------------------------------------------------------------------------------------------------------------
  2,360,000   PA HEFA (Geneva College)                                                5.450       04/01/2018        2,398,444
------------------------------------------------------------------------------------------------------------------------------
  1,000,000   PA HEFA (Geneva College)                                                6.125       04/01/2022        1,025,060
------------------------------------------------------------------------------------------------------------------------------
    750,000   PA HEFA (La Salle University)                                           5.500       05/01/2034          765,248
------------------------------------------------------------------------------------------------------------------------------
     15,000   PA HEFA (Philadelphia University)                                       6.100       06/01/2030           16,691
------------------------------------------------------------------------------------------------------------------------------
      5,000   PA HEFA (Temple University)                                             7.400       10/01/2010            5,023
------------------------------------------------------------------------------------------------------------------------------
     35,000   PA HEFA (University of PA Health Services)                              5.750       01/01/2017           36,204

12 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

  PRINCIPAL                                                                                                      MARKET VALUE
   AMOUNT                                                                             COUPON       MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$   80,000   PA HEFA (University of PA Health Services)                               5.750%      01/01/2022       $   82,157
------------------------------------------------------------------------------------------------------------------------------
    10,000   PA HEFA (University of PA Presbyterian Medical Center)                   5.875       01/01/2015           10,412
------------------------------------------------------------------------------------------------------------------------------
    25,000   PA HEFA (University of the Arts)                                         5.750       03/15/2030           26,498
------------------------------------------------------------------------------------------------------------------------------
 6,500,000   PA HEFA (UPMC Health System)                                             6.000       01/15/2022        6,941,740
------------------------------------------------------------------------------------------------------------------------------
   125,000   PA HFA (Multifamily FHA Mtg.)                                            8.200       07/01/2024          126,408
------------------------------------------------------------------------------------------------------------------------------
   165,000   PA HFA (Multifamily Hsg.)                                                6.000       07/01/2018          165,974
------------------------------------------------------------------------------------------------------------------------------
    15,000   PA HFA (Rental Hsg.)                                                     5.800       07/01/2018           15,284
------------------------------------------------------------------------------------------------------------------------------
 2,500,000   PA HFA (Single Family Mtg.) RITES a                                     16.095 f     10/01/2020        2,873,850
------------------------------------------------------------------------------------------------------------------------------
 2,500,000   PA HFA (Single Family Mtg.) RITES a                                     16.295 f     10/01/2022        2,807,200
------------------------------------------------------------------------------------------------------------------------------
 2,000,000   PA HFA (Single Family Mtg.) RITES a                                     16.788 f     04/01/2021        2,272,040
------------------------------------------------------------------------------------------------------------------------------
 2,850,000   PA HFA (Single Family Mtg.) RITES a                                     17.095 f     10/01/2022        3,312,840
------------------------------------------------------------------------------------------------------------------------------
 2,000,000   PA HFA (Single Family Mtg.) RITES a                                     19.131 f     10/01/2018        2,391,840
------------------------------------------------------------------------------------------------------------------------------
    10,000   PA HFA (Single Family Mtg.), Series 41B                                  6.300       04/01/2009           10,087
------------------------------------------------------------------------------------------------------------------------------
    25,000   PA HFA (Single Family Mtg.), Series 47                                   5.700       10/01/2016           25,956
------------------------------------------------------------------------------------------------------------------------------
   165,000   PA HFA (Single Family Mtg.), Series 47                                   5.700       10/01/2026          169,506
------------------------------------------------------------------------------------------------------------------------------
   500,000   PA HFA (Single Family Mtg.), Series 53A                                  6.000       10/01/2015          523,510
------------------------------------------------------------------------------------------------------------------------------
   115,000   PA HFA (Single Family Mtg.), Series 53A                                  6.050       04/01/2018          120,196
------------------------------------------------------------------------------------------------------------------------------
    75,000   PA HFA (Single Family Mtg.), Series 56A                                  6.050       10/01/2016           78,857
------------------------------------------------------------------------------------------------------------------------------
 2,590,000   PA HFA (Single Family Mtg.), Series 59A                                  5.750       10/01/2023        2,693,678
------------------------------------------------------------------------------------------------------------------------------
 2,660,000   PA HFA (Single Family Mtg.), Series 59A                                  5.800       10/01/2029        2,764,166
------------------------------------------------------------------------------------------------------------------------------
    45,000   PA HFA (Single Family Mtg.), Series 60A                                  5.850       10/01/2027           46,631
------------------------------------------------------------------------------------------------------------------------------
    20,000   PA HFA (Single Family Mtg.), Series 61A                                  5.450       10/01/2021           20,674
------------------------------------------------------------------------------------------------------------------------------
    75,000   PA HFA (Single Family Mtg.), Series 61A                                  5.500       04/01/2029           77,143
------------------------------------------------------------------------------------------------------------------------------
   750,000   PA HFA (Single Family Mtg.), Series 62A                                  5.500       10/01/2022          780,540
------------------------------------------------------------------------------------------------------------------------------
    40,000   PA HFA (Single Family Mtg.), Series 66A                                  5.650       04/01/2029           41,139
------------------------------------------------------------------------------------------------------------------------------
   150,000   PA HFA (Single Family Mtg.), Series 67A                                  5.850       10/01/2018          157,347
------------------------------------------------------------------------------------------------------------------------------
    75,000   PA HFA (Single Family Mtg.), Series 67A                                  5.900       10/01/2030           77,649
------------------------------------------------------------------------------------------------------------------------------
   180,000   PA HFA (Single Family Mtg.), Series 68A                                  6.150       10/01/2030          187,893
------------------------------------------------------------------------------------------------------------------------------
 4,740,000   PA HFA (Single Family Mtg.), Series 70A                                  5.800       04/01/2027        4,959,557
------------------------------------------------------------------------------------------------------------------------------
   155,000   PA HFA (Single Family Mtg.), Series 73A                                  5.350       10/01/2022          161,293
------------------------------------------------------------------------------------------------------------------------------
 2,000,000   Philadelphia Airport Authority for Industrial Devel. RITES a            16.985 f     07/01/2022        2,466,360
------------------------------------------------------------------------------------------------------------------------------
    25,000   Philadelphia Airport System, Series A                                    5.750       06/15/2010           26,806
------------------------------------------------------------------------------------------------------------------------------
   130,000   Philadelphia Airport System, Series A                                    6.000       06/15/2015          139,073
------------------------------------------------------------------------------------------------------------------------------
 1,400,000   Philadelphia Authority for Industrial Devel.
             Senior Living (Arbor House)                                              6.100       07/01/2033        1,364,454
------------------------------------------------------------------------------------------------------------------------------
 1,240,000   Philadelphia Authority for Industrial Devel.
             Senior Living (Miriam and Robert M. Rieder House)                        6.100       07/01/2033        1,208,516
------------------------------------------------------------------------------------------------------------------------------
 1,160,000   Philadelphia Authority for Industrial Devel.
             Senior Living (Robert Saligman House)                                    6.100       07/01/2033        1,130,548
------------------------------------------------------------------------------------------------------------------------------
    55,000   Philadelphia Gas Works                                                   5.250       08/01/2015           56,396

13 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                      MARKET VALUE
   AMOUNT                                                                             COUPON       MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$1,780,000   Philadelphia Gas Works RITES a                                          16.288% f    08/01/2031    $   2,027,242
------------------------------------------------------------------------------------------------------------------------------
 2,000,000   Philadelphia Gas Works RITES a                                          16.926 f     08/01/2021        2,541,560
------------------------------------------------------------------------------------------------------------------------------
    30,000   Philadelphia H&HEFA (Chestnut Hill Hospital)                             6.375       11/15/2011           30,158
------------------------------------------------------------------------------------------------------------------------------
    60,000   Philadelphia H&HEFA (Frankford Hospital)                                 6.000       06/01/2023           63,329
------------------------------------------------------------------------------------------------------------------------------
 1,550,000   Philadelphia H&HEFA (Friends Hospital)                                   6.200       05/01/2011        1,583,635
------------------------------------------------------------------------------------------------------------------------------
 2,350,000   Philadelphia H&HEFA (Jeanes Health System)                               6.600       07/01/2010        2,464,046
------------------------------------------------------------------------------------------------------------------------------
   635,000   Philadelphia H&HEFA (Jeanes Hospital)                                    5.870       07/01/2017          639,934
------------------------------------------------------------------------------------------------------------------------------
 2,380,000   Philadelphia H&HEFA (Philadelphia Protestant Home)                       6.500       07/01/2027        2,378,120
------------------------------------------------------------------------------------------------------------------------------
    10,000   Philadelphia H&HEFA (Temple University Hospital)                         6.500       11/15/2008           10,649
------------------------------------------------------------------------------------------------------------------------------
 3,870,000   Philadelphia IDA (Air Cargo)                                             7.500       01/01/2025        3,940,008
------------------------------------------------------------------------------------------------------------------------------
   150,000   Philadelphia IDA (American College of Physicians)                        6.000       06/15/2030          162,990
------------------------------------------------------------------------------------------------------------------------------
    70,000   Philadelphia IDA (Baker's Bay Nursing Home Associates)                   5.750       08/01/2023           71,583
------------------------------------------------------------------------------------------------------------------------------
   450,000   Philadelphia IDA (Cathedral Village)                                     6.750       04/01/2023          449,321
------------------------------------------------------------------------------------------------------------------------------
 1,000,000   Philadelphia IDA (Cathedral Village)                                     6.870       04/01/2034        1,001,880
------------------------------------------------------------------------------------------------------------------------------
 3,150,000   Philadelphia IDA (First Mtg.- CPAP)                                      6.120       04/01/2019        2,465,631
------------------------------------------------------------------------------------------------------------------------------
 3,000,000   Philadelphia IDA
             (International Educational & Community Project)                          6.000       06/01/2032        3,178,950
------------------------------------------------------------------------------------------------------------------------------
    25,000   Philadelphia IDA (The Franklin Institute)                                5.200       06/15/2018           25,048
------------------------------------------------------------------------------------------------------------------------------
 2,000,000   Philadelphia IDA RITES a                                                16.288 f     10/01/2026        2,301,040
------------------------------------------------------------------------------------------------------------------------------
   120,000   Philadelphia Redevel. Authority (FHA Title I Insured Loan)               6.100       06/01/2017          124,998
------------------------------------------------------------------------------------------------------------------------------
   195,000   Philadelphia Redevel. Authority (Multifamily Hsg.)                       5.450       02/01/2023          200,530
------------------------------------------------------------------------------------------------------------------------------
    45,000   Philadelphia Redevel. Authority (Multifamily Hsg.)                       6.950       05/15/2024           45,063
------------------------------------------------------------------------------------------------------------------------------
 2,580,000   Philadelphia Redevel. Authority (Pavilion Apartments)                    6.000       10/01/2023        2,524,427
------------------------------------------------------------------------------------------------------------------------------
 4,100,000   Philadelphia Redevel. Authority (Pavilion Apartments)                    6.250       10/01/2032        3,998,238
------------------------------------------------------------------------------------------------------------------------------
 2,000,000   Philadelphia School District GO RITES a                                 18.302 f     08/01/2022        2,867,680
------------------------------------------------------------------------------------------------------------------------------
 1,210,000   Philadelphia, PA H&HEFA
             (Centralized Comprehensive Human Services)                               7.250        1/01/2021        1,227,932
------------------------------------------------------------------------------------------------------------------------------
    20,000   Pittsburgh URA (Oliver Garage)                                           5.450        6/01/2028           21,109
------------------------------------------------------------------------------------------------------------------------------
    40,000   Pittsburgh URA Mtg., Series A                                            5.651        0/01/2024           40,039
------------------------------------------------------------------------------------------------------------------------------
    30,000   Pittsburgh URA Mtg., Series A                                            5.651        0/01/2024           30,040
------------------------------------------------------------------------------------------------------------------------------
    70,000   Pittsburgh URA Mtg., Series A                                            6.051        0/01/2026           72,762
------------------------------------------------------------------------------------------------------------------------------
    40,000   Pittsburgh URA Mtg., Series A                                            7.250        2/01/2024           40,042
------------------------------------------------------------------------------------------------------------------------------
    10,000   Pittsburgh URA Mtg., Series C                                            5.700        4/01/2030           10,289
------------------------------------------------------------------------------------------------------------------------------
   320,000   Pittsburgh URA Mtg., Series C                                            5.951        0/01/2029          333,763
------------------------------------------------------------------------------------------------------------------------------
    25,000   Pittsburgh URA Mtg., Series C                                            7.120        8/01/2013           25,033
------------------------------------------------------------------------------------------------------------------------------
    10,000   Rose Tree Media School District GO                                       5.500        2/15/2014           10,020
------------------------------------------------------------------------------------------------------------------------------
 2,000,000   Sayre Health Care Facilities (Guthrie Healthcare System)                 1.000 v     12/01/2031        2,306,160
------------------------------------------------------------------------------------------------------------------------------
   620,000   Sayre Health Care Facilities
             (VHA PA/VHA East Financing Program)                                      6.370        7/01/2022          635,872
------------------------------------------------------------------------------------------------------------------------------
    95,000   St. Mary Hospital Authority (Catholic Health Initiatives)                5.000       12/01/2028           98,953

14 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

  PRINCIPAL                                                                                                      MARKET VALUE
   AMOUNT                                                                             COUPON       MATURITY       SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$   2,000,000   Susquehanna Regional Airport Authority                                5.375%      01/01/2018    $   2,002,000
------------------------------------------------------------------------------------------------------------------------------
      330,000   Union County Hospital Authority
                (Evangelical Community Hospital)                                      5.875       07/01/2023          332,927
------------------------------------------------------------------------------------------------------------------------------
       50,000   Upper Merion Area School District GO                                  5.500       09/01/2016           50,165
------------------------------------------------------------------------------------------------------------------------------
    1,000,000   West Cornwall Township Municipal Authority
                (Elizabethtown College)                                               6.000       12/15/2022        1,034,440
------------------------------------------------------------------------------------------------------------------------------
      300,000   West Shore Area Hospital Authority (Holy Spirit Hospital)             6.250       01/01/2032          309,705
------------------------------------------------------------------------------------------------------------------------------
      500,000   Westmoreland County IDA
                (Redstone Health Care Facilities)                                     8.000       11/15/2023          539,255
------------------------------------------------------------------------------------------------------------------------------
      135,000   Westmoreland County IDA (Westmoreland Hospital)                       6.000       07/01/2022          138,112
------------------------------------------------------------------------------------------------------------------------------
       25,000   York County Hospital Authority (York Hospital)                        5.500       07/01/2008           25,576
------------------------------------------------------------------------------------------------------------------------------
       35,000   York Hsg. Corp. Mtg., Series A                                        6.875       11/01/2009           35,057
                                                                                                                 -------------
                                                                                                                  320,984,398
------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--33.1%
      800,000   Guam EDA (TASC)                                                       5.400       05/15/2031          769,576
------------------------------------------------------------------------------------------------------------------------------
    2,740,000   Guam EDA (TASC)                                                       5.500       05/15/2041        2,560,804
------------------------------------------------------------------------------------------------------------------------------
       60,000   Northern Mariana Islands, Series A                                    6.000       06/01/2014           65,688
------------------------------------------------------------------------------------------------------------------------------
    1,460,000   Northern Mariana Islands, Series A                                    6.600       03/15/2028        1,575,690
------------------------------------------------------------------------------------------------------------------------------
    8,100,000   Northern Mariana Islands, Series A                                    6.750       10/01/2033        8,302,905
------------------------------------------------------------------------------------------------------------------------------
   40,285,000   Puerto Rico Children's Trust Fund (TASC)                              5.375       05/15/2033       38,510,043
------------------------------------------------------------------------------------------------------------------------------
   30,720,000   Puerto Rico Children's Trust Fund (TASC)                              5.500       05/15/2039       28,742,554
------------------------------------------------------------------------------------------------------------------------------
   47,420,000   Puerto Rico Children's Trust Fund (TASC)                              5.625       05/15/2043       45,173,240
------------------------------------------------------------------------------------------------------------------------------
        5,000   Puerto Rico HFC                                                       7.500       10/01/2015            5,008
------------------------------------------------------------------------------------------------------------------------------
       20,000   Puerto Rico Infrastructure                                            7.500       07/01/2009           20,533
------------------------------------------------------------------------------------------------------------------------------
    8,880,000   Puerto Rico Port Authority (American Airlines), Series A              6.250       06/01/2026        6,971,333
------------------------------------------------------------------------------------------------------------------------------
      115,000   Puerto Rico Port Authority, Series D                                  7.000       07/01/2014          118,950
------------------------------------------------------------------------------------------------------------------------------
       40,000   Puerto Rico Urban Renewal & Hsg. Corp.                                7.875       10/01/2004           40,846
------------------------------------------------------------------------------------------------------------------------------
    6,645,000   V.I. Government Refinery Facilities (Hovensa Coker)                   6.500       07/01/2021        7,188,417
------------------------------------------------------------------------------------------------------------------------------
    4,000,000   V.I. Public Finance Authority (Hovensa Coker)                         6.500       07/01/2021        4,327,120
------------------------------------------------------------------------------------------------------------------------------
    5,000,000   V.I. Public Finance Authority (Hovensa Refinery)                      6.125       07/01/2022        5,294,600
------------------------------------------------------------------------------------------------------------------------------
       50,000   V.I. Tobacco Settlement Financing Corp. (TASC)                        5.000       05/15/2021           47,631
------------------------------------------------------------------------------------------------------------------------------
    1,830,000   V.I. Tobacco Settlement Financing Corp. (TASC)                        5.000       05/15/2031        1,666,508
                                                                                                                 -------------
                                                                                                                  151,381,446

------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT, AT VALUE (COST $449,545,842)--103.4%                                                           472,365,844
------------------------------------------------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS--(3.4)                                                                     (15,745,326)
                                                                                                                 -------------
 NET ASSETS--100.0%                                                                                              $456,620,518
                                                                                                                 =============

15 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS
a. Identifies issues considered to be illiquid. See Note 5 of Notes to Financial Statements.
d. Issue is in default. See Note 1 of Notes to Financial Statements.
f. Represents the current interest rate for a variable rate bond known as an "inverse floater". See Note 1 of Notes to Financial Statements.
v. Represents the current interest rate for a variable or increasing rate security.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:
ACTS     Adult Communities Total Services
BPE      Brittany Pointe Estates
CPAP     Crime Prevention Association of Philadelphia
EDA      Economic Development Authority
EDFA     Economic Development Finance Authority
FHA      Federal Housing Authority
GO       General Obligation
GPA      General Purpose Authority
H&EFA    Health and Education Facilities Authority
H&HEFA   Hospitals and Higher Education Facilities Authority
HA       Hospital Authority
HDA      Hospital Development Authority
HEA      Hospital and Education Authority
HEBA     Higher Education Building Authority
HEFA     Higher Education Facilities Authority
HEHA     Higher Education and Health Authority
HFA      Housing Finance Agency
HFC      Housing Finance Corp.
HHEA     Health, Hospital and Education Authority
IDA      Industrial Development Agency
MAS      Mercy Adult Services
MCMCSPA  Mercy Catholic Medical Center of Southeastern PA
MHH      Mercy Haverford Hospital
MHP      Mercy Health Plan
MHSSPA   Mercy Health System of Southeastern PA
PSEG     Public Service Enterprise Group
RITES    Residual Interest Tax Exempt Security
TASC     Tobacco Settlement Asset-Backed Bonds
UPMC     University of Pittsburgh Medical Center
URA      Urban Redevelopment Authority
VHA      Voluntary Hospitals of America
V.I.     United States Virgin Islands

16 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
 INDUSTRY CONCENTRATIONS  January 31, 2004

 DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

 INDUSTRY                                      MARKET VALUE          PERCENT
-----------------------------------------------------------------------------
 Tobacco Settlements                           $117,470,356             24.9%
 Adult Living Facilities                         44,677,004              9.5
 Resource Recovery                               40,852,451              8.5
 Higher Education                                38,211,256              8.1
 Hospital/Health Care                            36,748,456              7.8
 Single Family Housing                           27,140,323              5.7
 Not-for-Profit Organization                     24,731,041              5.2
 Electric Utilities                              22,997,746              4.9
 Paper, Containers & Packaging                   19,205,464              4.1
 Pollution Control                               18,809,012              4.0
 Multifamily Housing                             12,244,919              2.6
 General Obligation                              11,512,656              2.4
 Marine/Aviation Facilities                      10,340,456              2.2
 Sales Tax Revenue                                9,375,101              2.0
 Parking Fee Revenue                              8,457,829              1.8
 Airlines                                         7,572,614              1.6
 Special Tax                                      7,357,350              1.6
 Gas Utilities                                    4,625,198              1.0
 Education                                        3,188,970              0.7
 Water Utilities                                  2,474,489              0.5
 Municipal Leases                                 2,301,040              0.5
 Sewer Utilities                                     64,035               --
 Manufacturing, Non-Durable Goods                    18,025               --
                                               ------------------------------
 Total                                         $472,365,844            100.0%
                                               ==============================


--------------------------------------------------------------------------------
 SUMMARY OF RATINGS  January 31, 2004 / Unaudited

 DISTRIBUTION OF INVESTMENTS BY RATING CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

 RATING                                                             PERCENT
----------------------------------------------------------------------------
 AAA                                                                    5.6%
 AA                                                                     5.8
 A                                                                      5.1
 BBB                                                                   62.4
 BB                                                                     5.1
 B                                                                      3.3
 CCC                                                                    1.5
 CC                                                                     0.0
 C                                                                      0.1
 D                                                                      0.0
 Not Rated                                                             11.1
                                                                      ------
 Total                                                                100.0%
                                                                      ======


Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

17 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

 January 31, 2004
----------------------------------------------------------------------------------------
 ASSETS

 Investments, at value (cost $449,545,842)--see accompanying statement    $472,365,844
----------------------------------------------------------------------------------------
 Cash                                                                          491,108
----------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest                                                                    7,438,251
 Shares of beneficial interest sold                                          1,795,000
 Investments sold                                                               10,000
 Other                                                                          10,064
                                                                          --------------
 Total assets                                                              482,110,267

----------------------------------------------------------------------------------------
 LIABILITIES

 Payables and other liabilities:
 Notes payable to bank (interest rate 1.8125% at January 31, 2004)          23,600,000
 Shares of beneficial interest redeemed                                      1,435,335
 Dividends                                                                     288,558
 Distribution and service plan fees                                             56,161
 Shareholder communications                                                     43,996
 Trustees' compensation                                                         34,679
 Transfer and shareholder servicing agent fees                                  18,337
 Other                                                                          12,683
                                                                          --------------
 Total liabilities                                                          25,489,749

----------------------------------------------------------------------------------------
 NET ASSETS                                                               $456,620,518
                                                                          ==============

----------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS

 Paid-in capital                                                          $433,804,323
----------------------------------------------------------------------------------------
 Accumulated net investment income                                             512,069
----------------------------------------------------------------------------------------
 Accumulated net realized loss on investments                                 (515,876)
----------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                 22,820,002
                                                                          --------------
 NET ASSETS                                                               $456,620,518
                                                                          ==============


18 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

----------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of $218,248,859 and
 17,825,145 shares of beneficial interest outstanding)                                                  $12.24
 Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)        $12.85
----------------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge)
 and offering price per share (based on net assets of $161,811,129 and 13,219,850 shares
 of beneficial interest outstanding)                                                                    $12.24
----------------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge)
 and offering price per share (based on net assets of $76,560,530 and 6,259,885 shares
 of beneficial interest outstanding)                                                                    $12.23

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

19 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

 For the Six Months Ended January 31, 2004
--------------------------------------------------------------------------------------------------
 INVESTMENT INCOME

 Interest                                                                           $ 14,790,345

--------------------------------------------------------------------------------------------------
 EXPENSES

 Management fees                                                                       1,189,916
--------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                                 140,067
 Class B                                                                                 692,320
 Class C                                                                                 323,010
--------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                                  51,717
 Class B                                                                                  46,158
 Class C                                                                                  23,000
--------------------------------------------------------------------------------------------------
 Shareholder communications:
 Class A                                                                                   1,677
 Class B                                                                                   1,261
 Class C                                                                                     599
--------------------------------------------------------------------------------------------------
 Interest expense                                                                        155,212
--------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                              14,897
--------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                   10,650
--------------------------------------------------------------------------------------------------
 Other                                                                                    30,723
                                                                                    --------------
 Total expenses                                                                        2,681,207
 Less reduction to custodian expenses                                                       (937)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class A            (643)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class B             (36)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class C             (60)
                                                                                    --------------
 Net expenses                                                                          2,679,531

--------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                                                12,110,814

--------------------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN

 Net realized gain on investments                                                      1,805,093
--------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on investments                  24,397,782

--------------------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $ 38,313,689
                                                                                    ==============


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                 Six Months             Year
                                                                                      Ended            Ended
                                                                           January 31, 2004         July 31,
                                                                                (Unaudited)             2003
--------------------------------------------------------------------------------------------------------------
 OPERATIONS

 Net investment income                                                        $ 12,110,814    $ 20,547,045
------------------------------------------------------------------------------------------------------------
 Net realized gain                                                               1,805,093       2,444,605
------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                           24,397,782      (7,146,660)
                                                                              ------------------------------
 Net increase in net assets resulting from operations                           38,313,689      15,844,990

------------------------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

 Dividends from net investment income:
 Class A                                                                        (5,714,121)    (10,349,999)
 Class B                                                                        (3,803,891)     (6,656,148)
 Class C                                                                        (1,776,635)     (3,154,016)

------------------------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS

 Net increase in net assets resulting from beneficial interest transactions:
 Class A                                                                        20,898,711      41,848,794
 Class B                                                                         5,643,101      46,875,679
 Class C                                                                         2,137,433      23,631,773

------------------------------------------------------------------------------------------------------------
 NET ASSETS

 Total increase                                                                 55,698,287     108,041,073
------------------------------------------------------------------------------------------------------------
 Beginning of period                                                           400,922,231     292,881,158
                                                                              ------------------------------
 End of period (including accumulated net investment income (loss)
 of $512,069 and $(304,098), respectively)                                    $456,620,518    $400,922,231
                                                                              ==============================


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

21 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



                                                      SIX MONTHS                                                             YEAR
                                                           ENDED                                                            ENDED
                                                JANUARY 31, 2004                                                         JULY 31,
CLASS A                                              (UNAUDITED)         2003          2002        2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                    $ 11.48      $ 11.57       $ 11.46     $ 11.28      $ 12.08      $ 12.42
-----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                       .37          .75           .70         .67          .67          .63
 Net realized and unrealized gain (loss)                     .74         (.11)          .11         .21         (.81)        (.37)
                                                         --------------------------------------------------------------------------
 Total from investment operations                           1.11          .64           .81         .88         (.14)         .26
-----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income                       (.35)        (.73)         (.70)       (.70)        (.66)        (.60)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $ 12.24      $ 11.48       $ 11.57     $ 11.46      $ 11.28      $ 12.08
                                                         ==========================================================================

-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                         9.73%        5.36%         7.36%       8.10%       (1.00)%       2.01%

-----------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)               $218,249     $184,638      $144,592    $100,222      $64,336      $72,794
-----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                      $198,604     $172,228      $120,251    $ 77,048      $67,252      $71,835
-----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                      6.09%        6.11%         6.03%       5.84%        5.93%        5.03%
 Total expenses                                             0.85%        0.86%         0.85%       0.94%        1.10%        0.95%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                          N/A 3,4      N/A 3        0.82% 5     0.87% 5      0.93% 5      0.90% 5
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                      24%          33%           39%         58%          98%          37%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.
5. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND



                                                      SIX MONTHS                                                             YEAR
                                                           ENDED                                                            ENDED
                                                JANUARY 31, 2004                                                         JULY 31,
CLASS B                                              (UNAUDITED)         2003          2002        2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                    $ 11.48      $ 11.57       $ 11.46     $ 11.27      $ 12.07      $ 12.42
-----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                       .32          .65           .62         .59          .58          .53
 Net realized and unrealized gain (loss)                     .74         (.11)          .11         .22         (.81)        (.38)
                                                         --------------------------------------------------------------------------
 Total from investment operations                           1.06          .54           .73         .81         (.23)         .15
-----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income                       (.30)        (.63)         (.62)       (.62)        (.57)        (.50)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $ 12.24      $ 11.48       $ 11.57     $ 11.46      $ 11.27      $ 12.07
                                                         ==========================================================================

-----------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                         9.31%        4.56%         6.55%       7.40%       (1.75)%       1.16%

-----------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)               $161,811     $146,369      $101,126     $52,926      $21,696      $24,206
-----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                      $152,752     $127,280      $ 75,772     $32,037      $21,368      $23,845
-----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                      5.33%        5.34%         5.26%       5.03%        5.16%        4.26%
 Total expenses                                             1.62%        1.63%         1.61%       1.68%        1.96%        1.80%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                          N/A 3,4      N/A 3        1.58% 5     1.62% 5      1.68% 5      1.65% 5
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                      24%          33%           39%         58%          98%          37%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.
5. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

23 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------



                                                      SIX MONTHS                                                             YEAR
                                                           ENDED                                                            ENDED
                                                JANUARY 31, 2004                                                         JULY 31,
CLASS C                                              (UNAUDITED)         2003          2002        2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                    $ 11.47      $ 11.56       $ 11.45     $ 11.27      $ 12.07      $ 12.41
-----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                       .32          .65           .61         .57          .57          .53
 Net realized and unrealized gain (loss)                     .74         (.11)          .12         .23         (.80)        (.37)
                                                         --------------------------------------------------------------------------
 Total from investment operations                           1.06          .54           .73         .80         (.23)         .16
-----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income                       (.30)        (.63)         (.62)       (.62)        (.57)        (.50)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $ 12.23      $ 11.47       $ 11.56     $ 11.45      $ 11.27      $ 12.07
                                                         ==========================================================================

-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                         9.31%        4.57%         6.55%       7.30%       (1.75)%       1.25%

-----------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                $76,561      $69,916       $47,163     $19,494       $6,607       $5,826
-----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $71,265      $60,202       $33,327     $10,913       $5,542       $5,867
-----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                      5.33%        5.34%         5.26%       5.01%        5.16%        4.26%
 Total expenses                                             1.62%        1.63%         1.61%       1.68%        1.95%        1.80%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                          N/A 3,4      N/A 3        1.58% 5     1.62% 5      1.68% 5      1.65% 5
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                      24%          33%           39%         58%          98%          37%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.
5. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Pennsylvania Municipal Fund (the Fund) is a separate series of Oppenheimer Multi-State Municipal Trust, a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of current interest income exempt from federal and Pennsylvania personal income taxes as is available from municipal securities, consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund intends to invest no more than 20% of its total assets in inverse floaters.


25 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 Inverse floaters amount to $32,180,542 as of January 31, 2004. Including the effect of leverage, inverse floaters represent 17.11% of the Fund's total assets as of January 31, 2004.
--------------------------------------------------------------------------------
 SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of January 31, 2004, securities with an aggregate market value of $1,242,389, representing 0.27% of the Fund's net assets, were in default.
    There are certain risks arising from geographic concentration in any State. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
    As of January 31, 2004, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $515,879 expiring by 2010. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended January 31, 2004 and the year ended July 31, 2003, the Fund used $1,805,093 and $2,261,627, respectively, of carryforward to offset capital gains realized.

 As of July 31, 2003, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                              EXPIRING
                              ----------------------
                              2009        $  955,323
                              2010         1,365,649
                                          ----------
                              Total       $2,320,972
                                          ==========

26 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended January 31, 2004, the Fund's projected benefit obligations were increased by $4,349 and payments of $3,033 were made to retired trustees, resulting in an accumulated liability of $27,577 as of January 31, 2004.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

27 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                        SIX MONTHS ENDED JANUARY 31, 2004        YEAR ENDED JULY 31, 2003
                                SHARES             AMOUNT         SHARES           AMOUNT
------------------------------------------------------------------------------------------
 CLASS A
 Sold                        2,899,548       $ 34,414,087      5,485,109     $ 64,107,249
 Dividends and/or
 distributions reinvested      265,158          3,155,228        498,875        5,832,342
 Redeemed                   (1,421,683)       (16,670,604)    (2,400,518)     (28,090,797)
                            --------------------------------------------------------------
 Net increase                1,743,023       $ 20,898,711      3,583,466     $ 41,848,794
                            ==============================================================

------------------------------------------------------------------------------------------
 CLASS B
 Sold                        1,357,416       $ 16,042,451      4,839,117     $ 56,581,145
 Dividends and/or
 distributions reinvested      155,167          1,845,320        291,066        3,402,315
 Redeemed                   (1,045,501)       (12,244,670)    (1,121,467)     (13,107,781)
                            --------------------------------------------------------------
 Net increase                  467,082       $  5,643,101      4,008,716     $ 46,875,679
                            ==============================================================

------------------------------------------------------------------------------------------
 CLASS C
 Sold                          942,378       $ 11,212,110      3,007,339     $ 35,159,594
 Dividends and/or
 distributions reinvested       96,401          1,145,529        182,644        2,133,402
 Redeemed                     (875,146)       (10,220,206)    (1,174,699)     (13,661,223)
                            --------------------------------------------------------------
 Net increase                  163,633       $  2,137,433      2,015,284     $ 23,631,773
                            ==============================================================


--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2004, were $126,425,091 and $100,236,454, respectively.

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets in excess of $1 billion.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2004, the Fund paid $121,197 to OFS for services to the Fund.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.

28 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.
--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions for personal services and account maintenance services they provide for their customers who hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of these shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of 0.15% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or the asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at January 31, 2004 for Class B and Class C shares was $5,399,767 and $889,775, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                          CLASS A        CLASS B        CLASS C
                           CLASS A     CONTINGENT     CONTINGENT     CONTINGENT
                         FRONT-END       DEFERRED       DEFERRED       DEFERRED
                     SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
 SIX MONTHS            RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
 ENDED                 DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
--------------------------------------------------------------------------------
 January 31, 2004         $110,773           $250       $170,372         $7,931


29 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 5. ILLIQUID SECURITIES
 As of January 31, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of January 31, 2004 was $32,784,798, which represents 7.18% of the Fund's net assets.

--------------------------------------------------------------------------------
 6. BANK BORROWINGS
 The Fund may borrow up to one third of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permits borrowings up to $540 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The rate of the Federal Funds Rate plus 0.625% was effective from August 1, 2003 to November 8, 2003; thereafter, the rate is 0.75%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.
    The Fund had borrowings outstanding of $23,600,000 at January 31, 2004 at an interest rate of 1.8125%. For the six months ended January 31, 2004, the average monthly loan balance was $17,412,222 at an average daily interest rate of 1.721%. The Fund had gross borrowings and gross loan repayments of $95,600,000 and $92,200,000, respectively, during the six months ended January 31, 2004. The maximum amount of borrowings outstanding at any month-end was $23,600,000. The Fund paid commitment fees of $1,806 and interest of $152,011 during the six months ended January 31, 2004.

30 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.

31 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the Fund has determined that Edward V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of January 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)